As filed with the Securities and Exchange Commission on October 1, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  October 31, 2018

Date of reporting period:  July 31, 2018

Item 1. Schedules of Investments.

Marmont Redwood International Equity Fund
Schedule of Investments
July 31, 2018 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 92.5%
Consumer Discretionary - 17.5%
Aristocrat Leisure Ltd. (c)	1,305	$ 31,258
Dollarama, Inc. (c)	698	25,219
Fast Retailing Co. Ltd. (c)	49	21,460
LVMH Moet Hennessy Louis Vuitton SE (c)	104	36,243
Moncler SpA (c)	494	21,772
Puma SE (c)	33	16,564
Suzuki Motor Corp. (c)	498	29,291
Wynn Macau Ltd. (c)	5,600	16,539
		198,346
Consumer Staples - 10.7%
Coca-Cola HBC AG (c)	928	33,308
Pigeon Corp. (c)	535	25,753
Remy Cointreau SA (c)	156	21,282
Shiseido Co. Ltd. (c)	244	17,976
Unicharm Corp. (c)	764	23,267
		121,586
Energy - 4.5%
Encana Corp. (c)	1,624	22,409
Lundin Petroleum AB (c)	885	29,180
		51,589
Financials - 14.7%
AIA Group Ltd. (c)	3,800	33,263
Burford Capital Ltd. (c)	1,107	26,732
DBS Group Holdings Ltd. (c)	1,300	25,578
Hong Kong Exchanges & Clearing Ltd. (c)	700	20,745
Partners Group Holding AG (c)	46	34,908
The Toronto-Dominion Bank (c)	422	25,034
		166,260
Health Care - 13.3%
ICON PLC (a)(c)	207	28,806
Ipsen SA (c)	195	32,398
Lonza Group AG (c)	84	25,857
Swedish Orphan Biovitrum AB (a)(c)	1,242	33,600
Vifor Pharma AG (c)	161	30,454
		151,115
Industrials - 12.4%
Ashtead Group PLC (c)	1,176	36,102
Experian PLC (c)	814	19,985
HOCHTIEF AG (c)	116	20,859
International Consolidated Airlines Group SA (c)	2,773	25,807
Recruit Holdings Co. Ltd. (c)	1,390	38,088
		140,841
Information Technology - 7.8%
Hexagon AB (c)	382	23,283
Nintendo Co. Ltd. (c)	71	24,011
Ubisoft Entertainment SA (a)(c)	173	19,068
Wirecard AG (c)	118	22,075
		88,437

	Materials - 8.9%
	Koninklijke DSM NV (c)		329	35,065
	Sika AG (c)		210	29,817
	Taiyo Nippon Sanso Corp. (c)		962	14,777
	Umicore SA (c)		368	21,536
				101,195
	Telecommunication Services - 2.7%
	Rogers Communications, Inc. (c)		597	30,436
	TOTAL COMMON STOCKS (Cost $1,016,910)			1,049,805

	SHORT-TERM INVESTMENTS - 8.2%
	MONEY MARKET FUNDS - 8.2%
	First American Government Obligations Fund - Class X, 1.81% (b)		92,571	92,571
	TOTAL SHORT-TERM INVESTMENTS (Cost $92,571)			92,571
	TOTAL INVESTMENTS (Cost $1,109,481) - 100.7%			1,142,376
	Liabilities in Excess of Other Assets - (0.7)%			(7,923)
	TOTAL NET ASSETS - 100.0%			$ 1,134,453

	Percentages are stated as a percent of net assets.

	PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of July 31, 2018.
(c)	U.S. traded security of a foreign issuer or corporation.

	Country Allocation of Portfolio Assets*
	Japan	17.2%
	Switzerland	13.6%
	France	9.6%
	Canada	9.1%
	Sweden	7.6%
	Germany	5.2%
	United Kingdom	4.9%
	Hong Kong	4.8%
	Netherlands	3.1%
	Australia	2.7%
	Ireland	2.5%
	Guernsey	2.4%
	Spain	2.3%
	Singapore	2.2%
	Italy	1.9%
	Belgium	1.9%
	Cayman Islands	1.5%
	Short-Term Investments and Other	7.5%

	*Percentages represent market value as a percentage of net assets.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp
	Fund Services, LLC.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value
("NAV") because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event
(a "Significant Event") occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company's service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which is comprised of officers of the Trust as well as an interested trustee of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, news events and significant events such as those described previously. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant
American Depositary Receipts or futures contracts. The Fund uses ICE Data Services ("ICE") as a third party fair valuation vendor.
ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Committee. The effect of using fair value pricing is that the Fund's NAV will reflect the affected portfolio securities' values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security's most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$25,219	$173,127	$-	$198,346
Consumer Staples	-	121,586	-	121,586
Energy	22,409	29,180	-	51,589
Financials	25,034	141,226	-	166,260
Health Care	28,806	122,309	-	151,115
Industrials	-	140,841	-	140,841
Information Technology	-	88,437	-	88,437
Materials	-	101,195	-	101,195
Telecommunication Services	30,436	-	-	30,436
Total Common Stocks	131,904	917,901	-	1,049,805
Short-Term Investments	92,571	-	-	92,571
Total Investments in Securities	$224,475	$917,901	$-	$1,142,376

Refer to the Fund's Schedule of Investments for a detailed breakout of securities by industry classification. Transfers between levels are recognized at the end of the reporting period.
During the period ended July 31, 2018, the Fund recognized no transfers beween levels. There were no Level 3 securities held in the Fund on July 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*/s/ Douglas J. Neilson
                                             Douglas J. Neilson, President

Date                                             9/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
                                              Douglas J. Neilson, President

Date                                             9/27/2018

By (Signature and Title)* /s/ Matthew J. McVoy
                                              Matthew J. McVoy, Treasurer

Date                                             9/27/2018

* Print the name and title of each signing officer under his or her signature.